CONVERTIBLE PROMISSORY NOTES (Tables)	12 Months Ended
Dec. 31, 2020
CONVERTIBLE PROMISSORY NOTES
Schedule of initial value of issuances and the bifurcated embedded derivative liability

	2020	2019
Convertible promissory notes- issuances	$—	$250,000
Conversion of accounts payable into convertible promissory notes	—	134,800
Total issuances and conversions into convertible promissory notes	—	384,800

Embedded derivative liability
Initial fair value upon issuance of convertible promissory notes	—	21,000
Realized and unrealized gains and losses	—	2,000
Converted embedded derivative liability into Series A‑1 Preferred Stock	—	(23,000)
Embedded derivative liability balance at December 31	$—	$—